Fair Value Measurements	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
Note 2. Fair Value Measurements
The carrying amounts of financial instruments such as cash equivalents, short-term investments and accounts payable approximate the related fair values due to the short-term maturities of these instruments. We invest our excess cash in financial instruments which are readily convertible into cash, such as money market funds and U.S. government securities. Cash equivalents and short-term investments are measured at fair value on a recurring basis and are classified as Level 1 as defined by the fair value hierarchy.

In May 2018, we issued warrants in connection with our private placement of shares of common stock. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of us and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Condensed Consolidated Balance Sheet. We recorded the fair value of the warrants upon issuance using the Black-Scholes valuation model and are required to revalue the warrants at each reporting date with any changes in fair value recorded on our Condensed Consolidated Statement of Operations. The valuation of the warrants is considered under Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable. Inputs used to determine estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liabilities were the volatility rate and the estimated term of the warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement. The change in the fair value of the Level 3 warrant liability is reflected in the Condensed Consolidated Statements of Operations for the three and nine months ended March 31, 2023 and 2022, respectively.
To calculate the fair value of the warrant liability, the following assumptions were used for the periods presented:

	March 31, 202 3	June 30, 2022
Risk-free interest rate	4.6%	2.8%
Expected life (years)	0.1	0.9
Expected volatility	91.5%	139.4%
Dividend yield	0.0%	0.0%
Black-Scholes Fair Value	$—	$0.10
The following table sets forth a summary of changes in the estimated fair value of our Level 3 warrant liability for the nine months ended March 31, 2023 and 2022 (in thousands):

	Fair Value of Warrants Using Significant Unobservable Inputs (Level 3)
	202 3	202 2
Balance at July 1,	$1,603	$22,355
Change in estimated fair value of liability classified warrants	(1,603)	(20,819)

Balance at March 31,	$—	$1,536

Note 5. Fair Value Measurements
The carrying amounts of financial instruments such as cash equivalents, short-term investments and accounts payable approximate the related fair values due to the short-term maturities of these instruments. We invest our excess cash in financial instruments which are readily convertible into cash, such as money market funds and U.S. government securities. Cash equivalents and short-term investments are classified as Level 1 as defined by the fair value hierarchy.
In May 2018, we issued warrants in connection with our private placement of shares of common stock. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of the Company and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Balance Sheets. We recorded the fair value of the warrants upon issuance using the Black-Scholes valuation model and are required to revalue the warrants at each reporting date with any changes in fair value recorded on our Statements of Operations. The valuation of the warrants is considered under Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable. Inputs used to determine the estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liabilities were the volatility rate and the estimated term of the warrants. Generally, increases or decreases in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement. The changes in the fair value of the Level 3 warrant liability are reflected on the Statements of Operations for the years ended June 30, 2022, 2021 and 2020.

To calculate the fair value of the warrant liability, the following assumptions were used for the periods presented:

	June 30,
	2022	2021
Risk-free interest rate	2.8%	0.2%
Expected life (years)	0.9	1.9
Expected volatility	139.4%	88.5%
Dividend yield	0.0%	0.0%
Black-Scholes fair value	$2.00	$27.80
The following table sets forth a summary of changes in the estimated fair value of our Level 3 warrant liability for the years ended June 30, 2022 and 2021 (in thousands):

	Fair Value of Warrants Using Significant Unobservable Inputs (Level 3)
	2022	2021
Balance at July 1,	$22,355	$40,483
Reclassification of warrant liability to equity upon exercise of warrants	—	(6)
Change in estimated fair value of liability classified warrants	(20,752)	(18,122)

Balance at June 30,	$1,603	$22,355

Infinity Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
7. Fair Value
We measure certain financial instruments at fair value on a recurring basis. Our assets which are required to be measured on a recurring basis consist of cash and cash equivalents totaling $25.7 million and $38.3 million as of March 31, 2023 and December 31, 2022, respectively. Our liabilities which are required to be measured on a recurring basis consist of a warrant liability in the amount of $0.2 million as of December 31, 2022. We did not have any liabilities that are required to be measured on a recurring basis as of March 31, 2023.
Cash and cash equivalents, which are measured using Level 1 inputs, consist of highly liquid deposit accounts and money market funds that are intended to consistently transact at a target net asset value of $1.00. Accordingly, the carrying amounts reflected in the condensed consolidated balance sheets for cash and cash equivalents approximate their fair value.
Warrant liability relates to potential future warrants that may be issued. The fair value of the warrant liability on the date of the commitment and on each re-measurement
date for those warrants classified as liabilities was estimated using the Monte Carlo simulation model, which involves a series of simulated future stock price paths over the remaining life of the commitment. The fair value is estimated by taking the average of the fair values under each of many Monte Carlo simulations. The fair value estimate is affected by our stock price, as well as estimated future financing needs, including timing and sources of the financing and subjective variables including expected stock price volatility over the remaining life of the commitment and risk-free interest rate. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. The fair value of the warrant liability as of December 31, 2022 has been included in accrued expenses and other current liabilities on our condensed consolidated balance sheet. Our obligation to issue the warrants described above expired on January 8, 2023 and therefore, no warrant liability exists as of March 31, 2023. See Note 10 for further discussion of the accounting for the warrants.
There have been no changes to our valuation methods of
available-for-sale
securities during the three months ended March 31, 2023. We
had no available-for-sale
securities that were classified as Level 3 at any point during the three months ended March 31, 2023 or during the year ended December 31, 2022.
The carrying amounts reflected in the condensed consolidated balance sheets for prepaid expenses and other current assets, other assets, accounts payable and accrued expenses and other current liabilities approximate their fair value due to their short-term maturities.

5. Fair Value
We measure certain financial instruments at fair value on a recurring basis. The Company’s assets which are required to be measured on a recurring basis consist of cash and cash equivalents totaling $38.3 million and $80.7 million as of December 31, 2022 and 2021, respectively. The Company’s liabilities which are required to be measured on a recurring basis consist of a warrant liability in the amount of $0.2 million as of December 31, 2022 and 2021.
Cash and cash equivalents, which are measured using Level 1 inputs, consist of highly liquid deposit accounts and money market funds that are intended to consistently transact at a target net asset value of $1.00. Accordingly, the carrying amounts reflected in the condensed consolidated balance sheets for cash and cash equivalents approximate their fair value.
Warrant liability relates to potential future warrants that may be issued. The fair value of the warrant liability on the date of the commitment and on each re-measurement
date for those warrants classified as liabilities was estimated using the Monte Carlo simulation model, which involves a series of simulated future stock price paths over the remaining life of the commitment. The fair value is estimated by taking the average of the fair values under each of many Monte Carlo simulations. The fair value estimate is affected by our stock price, as well as estimated future financing needs, including timing and sources of the financing and subjective variables including expected stock price volatility over the remaining life of the commitment and risk-free interest rate. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement.

The fair value of the warrant liability as of December 31, 2022 has been included in accrued expenses and other current liabilities on our consolidated balance sheet. The fair value of the warrant liability as of December 31, 2021 has been included in other liabilities on our consolidated balance sheet. See Note 9 for further discussions of the accounting for the warrants.
There have been no changes to our valuation methods during the year ended December 31, 2022. We had no available-for-sale
securities that were classified as Level 3 at any point during the year ended December 31, 2022.
The carrying amounts reflected in the consolidated balance sheets for prepaid expenses and other current assets, other assets, accounts payable and accrued expenses and other current liabilities approximate their fair value due to their short-term maturities.